As filed with the Securities and Exchange Commission on September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21167

NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman California Intermediate Municipal Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

July 31, 2009

Schedule of Investments California Intermediate Municipal Fund Inc.

(UNAUDITED)

Principal Amount	Security @	Value†
($000's omitted)		($000's omitted)
Arizona (0.8%)
750	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	666
California (148.1%)
3,050	Abag Fin. Au. Cert. of Participation Rev. (Episcopal Homes Foundation), Ser. 1998, 5.13%, due 7/1/18	2,931	ß
900	Abag Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003-C, 5.13%, due 3/1/18	890	ß
1,250	Alameda Co. Cert. of Participation Ref. Rev., Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.38%, due 12/1/17	1,291
1,285	Bay Area Governments Assoc. BART SFO Extension Rev. (Arpt. Premium Fare), Ser. 2002-A, (AMBAC Insured), 5.00%, due 8/1/21	1,180
1,000	Burbank Pub. Svc. Dept. Elec. Rev., Ser. 1998, (FSA Insured), 5.13%, due 6/1/16	1,005
205	California Co. Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19	202
1,750	California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001-R, 5.00%, due 11/1/21	1,822	ß
500	California Ed. Fac. Au. Rev. (Scripps College), Ser. 2007, (National Public Finance Guarantee Corp. Insured), 5.00%, due 11/1/15	534	ß
2,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.88%, due 2/1/17	1,913
95	California HFA Rev., Ser. 2005-A, (LOC: Dexia Credit Locale de France), 1.50%, due 8/3/09	95	µ
2,000	California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West), Ser. 2004-I, 4.95%, due 7/1/26 Putable 7/1/14	2,026	µß
2,000	California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West), Ser. 2009-C, 5.00%, due 7/1/37 Putable 7/2/12	2,052	µß
2,000	California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2005, 5.00%, due 11/15/21	1,955	ß
1,000	California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente), Ser. 1998-B, 5.00%, due 10/1/20	1,010	ß
300	California HFA Rev. (Home Mtge.), Ser. 2002-M (LOC: Bank of Nova Scotia), 2.00%, due 8/3/09	300	µ
1,875	California HFA Rev. (Home Mtge.), Ser. 2007-E, 5.00%, due 2/1/42	1,774
2,000	California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll Bridges), Ser. 2003-A, (FGIC Insured), 5.00%, due 7/1/29 Pre-Refunded 1/1/28	2,233
500	California Muni. Fin. Au. Ed. Rev. (American Heritage Ed. Foundation Proj.), Ser. 2006-A, 5.00%, due 6/1/16	456	ß
1,040	California Muni. Fin. Au. Rev. (Loma Linda Univ.), Ser. 2007, 5.00%, due 4/1/21	1,064	ß
2,500	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002-A, 5.75%, due 5/1/17 Pre-Refunded 5/1/12	2,862
1,470	California St. Dept. of Wtr. Rev. (Ctrl. Valley Proj.), Ser. 2008-AE, 5.00%, due 12/1/20	1,615
2,250	California St. G.O., Ser. 2002, 5.00%, due 10/1/17	2,348
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/20	1,104
1,000	California St. Pub. Works Board Lease Rev. (Dept. of Gen. Svc.) (Cap. East End ), Ser. 2002-A, (AMBAC Insured), 5.25%, due 12/1/16	1,029
3,000	California St. Pub. Works Board Lease Rev. (Regents of the Univ. of California, UCLA Replacement Hosp.), Ser. 2002-A, (FSA Insured), 5.38%, due 10/1/13	3,251
1,000	California St. Univ. Fresno Assoc., Inc. Rev. (Auxiliary Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12	1,111
2,000	California Statewide CDA Cert. of Participation Rev. (Children's Hosp. Los Angeles), Ser. 1999, 5.13%, due 8/15/19	1,837	ß
1,490	California Statewide CDA Cert. of Participation Rev. (The Internext Group), Ser. 1999, 5.38%, due 4/1/17	1,330	ß
1,000	California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.), Ser. 2005-A, 5.00%, due 3/1/20	953	ß
5,000	California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser. 2003-A, 6.00%, due 10/1/16	5,269	ß
1,500	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	1,229	ß
1,000	California Statewide CDA Rev. (Daughters of Charity Hlth.), Ser. 2005-G, 5.00%, due 7/1/22	843	ß
450	California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007-A, 4.80%, due 7/15/17	376	ß
1,020	Cerritos Pub. Fin. Au. Sub. Tax Allocation Rev. (Cerritos Redev. Proj.), Ser. 2002-B, 4.40%, due 11/1/16	909
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/21	1,229	ß
820	Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007-B, 4.40%, due 9/1/12	778
250	Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007-B, 4.40%, due 9/1/13	232
2,000	Fresno Joint Pwr. Fin. Au. Lease Rev. (Master Lease Proj.), Ser. 2008-A, 5.00%, due 4/1/23	1,977
1,000	Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 6.00%, due 2/1/17	1,103
2,835	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.00%, due 12/1/16	2,799
2,480	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/1/17	2,477
1,000	Kings Canyon Joint Unified Sch. Dist. G.O., Ser. 2002, (FGIC Insured), 5.38%, due 8/1/17	1,056
1,245	Long Beach Bond Fin. Au. Tax Allocation Rev. (Downtown, North Long Beach, Poly High, & West Beach Redev. Proj.), Ser. 2002-A, (AMBAC Insured), 5.38%, due 8/1/17 Pre-Refunded 8/1/12	1,407
500	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	564
1,610	Los Angeles Comm. College Dist. G.O. (Election 2001), Ser. 2005-A, (FSA Insured), 5.00%, due 8/1/19	1,713
4,000	Los Angeles Dept. of Arpts. Rev. (Los Angeles Int'l Arpt.), Ser. 2002-A, (FGIC Insured), 5.25%, due 5/15/18	4,184
1,500	Los Angeles Harbor Dept. Ref. Rev., Ser. 2001-B, (AMBAC Insured), 5.50%, due 8/1/17	1,527
1,000	Los Angeles Unified Sch. Dist. Ref. G.O., Ser. 2005-A1, (FGIC Insured), 5.00%, due 7/1/25	1,009
500	Marin Co. Dixie Elementary Sch. Dist. G.O., Ser. 2000-A, (FSA Insured), 5.38%, due 8/1/17	522
1,045	Marin Co. Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002, (AMBAC Insured), 5.00%, due 7/1/17	1,098
1,090	Moreland Sch. Dist. Ref. G.O., Ser. 2002, (FGIC Insured), 5.13%, due 9/1/17	1,144
1,000	Mountain House Pub. Fin. Au. Util. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	880
535	Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev., Ser. 2002, (FGIC Insured), 5.00%, due 1/1/16	554
565	Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev., Ser. 2002, (FGIC Insured), 5.00%, due 1/1/17	581
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.70%, due 9/1/18	414
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.75%, due 9/1/19	403
1,045	Oakland G.O., Ser. 2002-A, (FGIC Insured), 5.00%, due 1/15/15	1,079
1,210	Oakland G.O., Ser. 2002-A, (FGIC Insured), 5.00%, due 1/15/18	1,225
605	Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003, 5.00%, due 9/1/16 Pre-Refunded 3/1/13	688
635	Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003, 5.00%, due 9/1/17 Pre-Refunded 3/1/13	722
1,290	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/17	1,276
1,445	Oceanside Cert. of Participation Ref. Rev., Ser. 2003-A, (AMBAC Insured), 5.25%, due 4/1/14	1,519
3,890	Port of Oakland Ref. Rev., Ser. 2002-N, (National Public Finance Guarantee Corp. Insured), 5.00%, due 11/1/13	3,990
2,655	Riverside Co. Eastern Muni. Wtr. Dist. Cert. of Participation Wtr. & Swr. Rev., Ser. 2001-A, (FGIC Insured), 5.00%, due 7/1/19	2,760
440	Roseville Stone Point Comm. Fac. District Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	403
400	Sacramento Co. Sanitation Dist. Fin. Au. Rev., Ser. 2000-A, 5.60%, due 12/1/17	401
2,600	Sacramento Muni. Util. Dist. Elec. Rev., Ser. 1997-K, (AMBAC Insured), 5.70%, due 7/1/17	2,935
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24	1,532
830	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.80%, due 9/1/15	831
820	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.90%, due 9/1/16	808
2,000	San Diego Unified Sch. Dist. G.O., Ser. 2002-D, (FGIC Insured), 5.25%, due 7/1/21	2,226
1,500	San Francisco City & Co. Int'l Arpt. Rev., Ser. 1999-23A, (FGIC Insured), 5.25%, due 5/1/16	1,517
1,000	San Jose Arpt. Ref. Rev., Ser. 2003-B, (FSA Insured), 5.00%, due 3/1/11	1,019
1,615	San Jose Arpt. Ref. Rev., Ser. 2003-B, (FSA Insured), 5.00%, due 3/1/12	1,662
2,500	San Jose Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002-B, (AMBAC Insured), 5.25%, due 6/1/17	2,676
925	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/22	852	ß
1,060	San Jose Redev. Agcy. Tax Allocation Ref. (Merged Area Redev. Proj.), Ser. 2006-D, (AMBAC Insured), 5.00%, due 8/1/21	967
4,000	San Mateo Co. Joint Pwr. Fin. Au. Lease Rev. (Youth Svc. Campus), Ser. 2008-A, 5.25%, due 7/15/28	4,057
1,620	Santa Clara Co. Fremont Union High Sch. Dist. G.O., Ser. 2002-C, (FSA Insured), 5.00%, due 9/1/20 Pre-Refunded 9/1/12	1,828
525	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.40%, due 7/1/13	523
505	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.50%, due 7/1/14	496
3,905	Solano Co. Cert. of Participation Rev., Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/17 Pre-Refunded 11/1/12	4,427
745	South Gate Pub. Fin. Au. Tax Allocation Rev. (South Gate Redev. Proj. Number 1), Ser. 2002, (XLCA Insured), 5.00%, due 9/1/16	713
1,250	Sunnyvale Sch. Dist. G.O. (Election 2004), Ser. 2005-A, (FSA Insured), 5.00%, due 9/1/21	1,300
1,300	Tulare Local Hlth. Care Dist., Ser. 2007, 5.00%, due 11/1/20	1,148
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, due 8/1/37	1,518
		125,548
Florida (0.5%)
420	Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09	419	ß
Guam (0.8%)
700	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	668
Illinois (1.0%)
1,000	Bartlett Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	846
Louisiana (1.4%)
1,250	Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2001-B, 5.50%, due 5/15/30	1,216
Nevada (1.2%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	1,035
New York (1.6%)
1,000	Nassau Co. IDA Continuing Care Retirement (The Amsterdam Harborside), Ser. 2007-A, 5.88%, due 1/1/18	875	ß
500	New York City IDA Liberty Rev. (7 World Trade Ctr., LLC Proj.), Ser. 2005-A, 6.25%, due 3/1/15	442
		1,317
North Carolina (1.8%)
1,405	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev., Ser. 2003-A, 5.50%, due 1/1/14	1,510
Pennsylvania (1.1%)
1,000	Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001, 6.00%, due 1/1/18	974	ß
Puerto Rico (7.1%)
1,000	Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/15	914	ß
3,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (FSA Insured), 5.25%, due 8/1/17	3,096
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (FSA Insured), 5.25%, due 8/1/21	1,013
1,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Subser. 2009-A, 5.00%, due 8/1/39 Putable 8/1/11	1,013	µ
		6,036
Virgin Islands (2.0%)
750	Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching Fund Loan Notes), Ser. 1998-E, 6.00%, due 10/1/22	693
1,000	Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998, 5.30%, due 7/1/18	964
		1,657
	Total Investments (167.4%) (Cost $142,818)	141,892	##
	Cash, receivables and other assets, less liabilities (2.2%)	1,856
	Liquidation Value of Auction Market Preferred Shares [(69.6%)]	(59,000)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$84,748

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†

The value of investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods each Fund’s Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, is expected to approximate market value.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), investments held by a Fund are carried at “fair value” on a recurring basis. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments some of which are discussed above.

In addition, effective July 31, 2009, the Funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in FAS 157 remains unchanged and provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “distressed sales ” significant management judgment may be necessary to estimate fair value in accordance with FAS 157.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of July 31, 2009:

Neuberger Berman (000’s omitted) Investments in Securities:	Level 1	Level 2	Level 3	Total
California
Municipal Debt Securities^	$-	$141,892	$-	$141,892
Intermediate
Municipal Debt Securities^	-	436,946	-	436,946
New York
Municipal Debt Securities^	-	116,029	-	116,029

^	The Schedule of Investments provides information on the state categorization for the portfolio.

##	At July 31, 2009, selected Fund information on a U.S. federal income tax basis was as follows:

Neuberger Berman (000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California	$142,818	$2,873	$3,799	$(926)
Intermediate	436,490	14,024	13,568	456
New York	117,667	2,249	3,887	(1,638)

@

At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 73%, 61%, and 65% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

ß	Security is guaranteed by the corporate or non-profit obligor.

Ø	All or a portion of this security was purchased on a when-issued basis. At July 31, 2009, these securities amounted to $3,932,000 for Intermediate.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At July 31, 2009, these securities amounted to approximately $3,367,000 or 1.3% of net assets applicable to common shareholders for Intermediate.

ñ

These securities have been deemed by the investment manager to be illiquid. At July 31, 2009, these securities amounted to $2,590,000 or 1.0% of net assets applicable to common shareholders for Intermediate.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2009.

a	Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

p	Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

‡	Security is in default.

#

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At July 31, 2009, these securities amounted to approximately $1,000 or

0.0% of net assets applicable to common shareholders for Intermediate and approximately $1,000 or 0.0% of net assets applicable to common shareholders for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of July 31, 2009	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of July 31, 2009
Intermediate	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	$1,100	0.4%	$1	0.0%
New York	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	660	0.8	1	0.0%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.

By:   /s/ Robert Conti

Robert Conti

    Chief Executive Officer

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert Conti

Robert Conti

    Chief Executive Officer

Date: September 22, 2009

By: /s/ John M. McGovern

 John M. McGovern

 Treasurer and Principal Financial

 and Accounting Officer

Date: September 22, 2009